UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21331

Wells Fargo Advantage Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities: 29.87%
FHLB±¤	2.53%	12/01/2034	$6,993,069	$7,332,451
FHLB±¤	2.59	06/01/2035	2,982,193	3,151,724
FHLB±	2.65	11/01/2030	371,329	391,167
FHLB±	2.80	07/01/2033	288,950	290,058
FHLMC±	2.42	08/01/2035	1,763,164	1,854,489
FHLMC±	2.49	09/01/2035	5,210,252	5,477,000
FHLMC±	2.49	06/01/2036	3,216,143	3,378,013
FHLMC±	2.50	01/01/2036	6,601,844	6,937,776
FHLMC±¤	2.50	12/01/2035	4,733,889	4,969,091
FHLMC±¤	2.51	04/01/2034	14,179,958	14,919,309
FHLMC±¤	2.52	08/01/2035	4,994,381	5,265,718
FHLMC±	2.54	07/01/2032	421,426	422,688
FHLMC±	2.56	09/01/2032	481,326	507,381
FHLMC±	2.60	10/01/2033	187,922	197,771
FHLMC±	2.64	10/01/2030	328,500	346,983
FHLMC±	2.72	01/01/2038	3,424,491	3,591,228
FHLMC±	2.73	06/01/2033	192,426	194,638
FHLMC±¤	2.75	09/01/2038	6,275,729	6,589,649
FHLMC±	2.79	10/01/2030	17,857	18,482
FHLMC±	2.81	08/01/2030	392,626	413,719
FHLMC±	2.88	12/01/2026	69,308	70,606
FHLMC±	3.53	06/01/2018	54,037	54,120
FHLMC±	3.57	05/01/2019	3,981	3,995
FHLMC±	3.89	10/01/2022	69,474	69,867
FHLMC±	4.07	10/01/2037	2,849,880	2,928,256
FHLMC±	4.40	01/01/2027	139,303	146,501
FHLMC±	5.00	07/01/2035	331,350	349,148
FHLMC±	5.65	11/01/2036	1,374,495	1,444,195
FHLMC	8.50	04/01/2015	23,621	24,175
FHLMC	8.50	07/01/2028	137,801	165,844
FHLMC	8.50	03/01/2030	76,411	87,963
FHLMC Series 0196 Class A±	0.99	12/15/2021	95,002	95,040
FHLMC Series 1383±¤	5.81	02/01/2037	2,122,768	2,290,443
FHLMC Series 2390 Class FD±	0.64	12/15/2031	94,722	94,576
FHLMC Series 2411 Class F±	0.74	02/15/2032	123,353	123,477
FHLMC Series 2431 Class F±	0.69	03/15/2032	3,864,324	3,865,124
FHLMC Series 2567 Class FH±	0.59	02/15/2033	200,630	200,329
FNMA±	1.35	04/01/2028	107,796	110,828
FNMA±	1.68	10/01/2034	296,987	304,237
FNMA±	2.00	04/01/2019	6,645	6,662
FNMA±	2.21	10/01/2035	1,499,203	1,545,499
FNMA±	2.25	01/01/2017	44,765	46,288
FNMA±¤	2.26	12/01/2035	1,815,494	1,873,895
FNMA±	2.26	12/01/2031	57,103	57,618
FNMA±	2.32	06/01/2035	3,464,765	3,634,438
FNMA±	2.36	03/01/2033	164,073	171,981
FNMA±	2.39	01/01/2036	2,781,183	2,914,201
FNMA±¤	2.39	03/01/2035	5,699,073	5,987,090
FNMA±	2.40	06/01/2024	149,709	156,421
FNMA±	2.41	03/01/2034	532,529	558,330
FNMA±¤	2.43	08/01/2036	2,406,169	2,494,760
FNMA±	2.44	12/01/2026	114,326	119,959
FNMA±¤	2.45	04/01/2034	4,788,684	5,029,058
FNMA±	2.46	07/01/2038	230,200	241,414
FNMA±	2.48	06/01/2029	178,289	187,770
FNMA±¤	2.48	07/01/2038	2,439,852	2,574,207
FNMA±	2.48	02/01/2035	336,173	354,733
FNMA±	2.49	12/01/2028	43,292	43,851
FNMA±	2.50	07/01/2033	40,020	40,321
FNMA±	2.50	01/01/2026	236,748	250,606
FNMA±	2.53	01/01/2035	1,740,517	1,826,979
FNMA±¤	2.53	08/01/2039	5,843,396	6,164,765
FNMA±	2.55	07/01/2048	325,307	342,534

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA±	2.56%	12/01/2029	$55,829	$59,108
FNMA±	2.57	06/01/2031	97,437	98,528
FNMA±	2.57	07/01/2026	35,959	38,076
FNMA±	2.58	06/01/2038	3,919,989	4,136,230
FNMA±	2.60	05/01/2030	233,289	245,208
FNMA±¤	2.61	02/01/2036	1,463,780	1,552,631
FNMA±	2.61	08/01/2030	157,832	166,708
FNMA±¤	2.62	10/01/2034	11,025,925	11,564,387
FNMA±	2.62	08/01/2028	71,747	75,313
FNMA±	2.65	04/01/2017	1,863,427	1,925,123
FNMA±	2.69	03/01/2034	14,885	15,697
FNMA±	2.71	06/01/2036	4,794,829	5,050,025
FNMA±¤	2.75	01/01/2038	3,382,035	3,479,322
FNMA±	2.75	12/01/2016	8,454	8,521
FNMA±¤	2.77	07/01/2036	1,354,013	1,428,110
FNMA±¤	2.77	04/01/2036	2,023,573	2,098,760
FNMA±	2.78	04/01/2033	119,202	125,291
FNMA±¤	2.79	05/01/2035	3,525,465	3,719,342
FNMA±	2.80	11/01/2035	2,373,419	2,500,035
FNMA±	2.80	05/01/2036	10,571,412	11,179,277
FNMA±	2.84	09/01/2032	198,527	200,025
FNMA±	2.84	12/01/2017	678,178	700,587
FNMA±	2.85	09/01/2027	178,566	189,059
FNMA±	2.87	05/01/2036	920,908	948,409
FNMA±	2.88	04/01/2035	2,788,439	2,946,092
FNMA±	2.92	08/01/2035	2,820,680	2,991,874
FNMA±	2.93	10/01/2033	3,959,382	4,180,763
FNMA±	3.09	02/01/2017	1,574,022	1,633,897
FNMA±¤	3.10	07/01/2038	2,333,332	2,447,804
FNMA±	3.12	07/01/2030	99,814	100,008
FNMA±	3.22	10/01/2029	101,635	105,632
FNMA±	3.78	01/01/2015	17,579	17,603
FNMA±	3.82	01/01/2030	64,837	65,276
FNMA±	4.12	07/01/2035	2,142,006	2,258,634
FNMA±¤	4.29	02/01/2035	5,605,631	5,785,792
FNMA±	4.31	04/01/2025	86,054	86,916
FNMA±	4.44	08/01/2027	213,849	216,217
FNMA±	4.55	12/01/2036	43,422	45,439
FNMA±	4.61	04/01/2031	670,195	705,705
FNMA±	4.78	12/01/2034	1,401,945	1,491,891
FNMA±¤	4.85	04/01/2034	3,058,782	3,190,416
FNMA±	4.89	11/01/2024	194,309	205,964
FNMA±	4.95	01/01/2034	462,808	466,854
FNMA±	5.11	12/01/2022	13,439	13,472
FNMA±¤	5.28	09/01/2032	2,617,784	2,797,411
FNMA±	6.00	05/01/2021	5,471	5,481
FNMA±	6.00	08/01/2021	9,481	9,510
FNMA	6.00	04/01/2033	192,787	214,647
FNMA±	6.10	12/01/2013	176,860	179,134
FNMA±	6.14	12/01/2020	100,384	100,284
FNMA±¤	6.24	09/01/2037	2,066,004	2,227,537
FNMA	6.50	11/01/2032	66,695	75,928
FNMA	7.50	07/01/2017	168,196	186,018
FNMA	7.50	10/01/2028	13,338	13,395
FNMA	7.50	11/01/2028	166,486	195,849
FNMA	7.50	02/01/2030	44,685	52,073
FNMA	7.50	09/01/2030	103,211	117,604
FNMA	7.50	07/01/2032	22,183	22,942
FNMA	8.00	12/01/2024	12,631	12,799
FNMA	8.00	06/01/2030	125,867	144,160
FNMA	12.00	01/01/2016	18,226	20,086
FNMA Series 1996-46 Class FA±	0.72	08/25/2021	55,892	55,890
FNMA Series 2001-25 Class Z	6.00	06/25/2031	607,674	686,190

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA Series 2001-35 Class F±	0.79%	07/25/2031	$29,286	$29,364
FNMA Series 2001-57 Class F±	0.69	06/25/2031	29,484	29,492
FNMA Series 2001-T10 Class A2	7.50	12/25/2041	270,946	302,563
FNMA Series 2002-77 Class FH±	0.59	12/18/2032	190,440	189,761
FNMA Series 2002-95 Class FK±	0.69	01/25/2033	4,344,342	4,349,135
FNMA Series 2002-97 Class FR±	0.74	01/25/2033	63,156	63,124
FNMA Series 2003-W8 Class 3F2±	0.54	05/25/2042	1,376,972	1,371,021
FNMA Series G91-16 Class F±	0.67	06/25/2021	64,225	64,165
FNMA Series G92-17 Class F±	1.27	03/25/2022	127,938	129,361
GNMA	6.50	06/15/2028	81,944	93,941
GNMA	7.25	07/15/2017	39,688	44,265
GNMA	7.25	08/15/2017	59,909	66,595
GNMA	7.25	08/15/2017	47,304	52,519
GNMA	7.25	08/15/2017	15,976	17,818
GNMA	7.25	09/15/2017	61,006	68,041
GNMA	7.25	10/15/2017	110,993	123,447
GNMA	7.25	10/15/2017	51,061	56,570
GNMA	7.25	11/15/2017	40,963	45,223
GNMA	7.25	01/15/2018	30,470	34,009
GNMA	7.25	01/15/2018	32,511	36,534
GNMA	7.25	02/15/2018	33,126	36,971
GNMA	7.25	05/15/2018	17,156	18,899
GNMA Series 2001-61 Class FA±	0.69	09/20/2030	1,348	1,348

Total Agency Securities (Cost $206,372,874)				210,102,564

			Shares

Common Stocks: 0.08%

Consumer Discretionary: 0.00%

Hotels, Restaurants & Leisure: 0.00%
Trump Entertainment Resorts Incorporated(a)†			1,161	0

Telecommunication Services: 0.08%

Diversified Telecommunication Services: 0.08%
Fairpoint Communications Incorporated†			70,442	535,359

Total Common Stocks (Cost $1,617,838)				535,359

	Interest Rate	Maturity Date	Principal

Convertible Debentures: 0.16%

Information Technology: 0.16%

Communications Equipment: 0.16%
Lucent Technologies Incorporated Series B	2.88	06/15/2025	$1,145,000	1,110,650

Total Convertible Debentures (Cost $765,113)				1,110,650

Corporate Bonds and Notes: 54.06%

Consumer Discretionary: 9.99%

Auto Components: 1.14%
Allison Transmission Incorporated††	7.13	05/15/2019	3,050,000	2,989,000
Cooper Tire & Rubber Company	7.63	03/15/2027	1,895,000	1,835,781
Cooper Tire & Rubber Company	8.00	12/15/2019	450,000	469,125
Goodyear Tire & Rubber Company	8.75	08/15/2020	468,000	524,160

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Auto Components (continued)
Goodyear Tire & Rubber Company	10.50%	05/15/2016	$1,957,000	$2,204,071

				8,022,137

Diversified Consumer Services: 1.56%
Carriage Services Incorporated	7.88	01/15/2015	1,795,000	1,817,438
Service Corporation International	6.75	04/01/2016	475,000	513,000
Service Corporation International	7.00	05/15/2019	650,000	693,875
Service Corporation International	7.50	04/01/2027	3,965,000	3,846,050
Service Corporation International	8.00	11/15/2021	475,000	524,875
Service Corporation International Series WI	7.00	06/15/2017	1,610,000	1,746,850
StoneMor Operating LP	10.25	12/01/2017	1,815,000	1,815,000

				10,957,088

Hotels, Restaurants & Leisure: 2.52%
American Casinos Incorporated††	7.50	04/15/2021	1,000,000	1,040,000
Blue Merger Sub Incorporated††	7.63	02/15/2019	500,000	514,375
Burger King Corporation	9.88	10/15/2018	850,000	928,625
Chukchansi Economic Development Authority±††	3.92	11/15/2012	1,375,000	1,113,750
Citycenter Holdings LLC††	7.63	01/15/2016	175,000	182,875
Citycenter Holdings LLC††¥	11.50	01/15/2017	976,414	1,049,645
DineEquity Incorporated	9.50	10/30/2018	1,575,000	1,730,531
Greektown Superholdings	13.00	07/01/2015	4,125,000	4,614,844
NAI Entertainment Holdings LLC††	8.25	12/15/2017	1,000,000	1,081,250
Pinnacle Entertainment Incorporated	7.50	06/15/2015	1,250,000	1,287,500
Scientific Games Corporation	9.25	06/15/2019	485,000	526,225
Speedway Motorsports Incorporated	6.75	02/01/2019	225,000	225,563
Speedway Motorsports Incorporated	8.75	06/01/2016	950,000	1,035,500
Yonkers Racing Corporation††	11.38	07/15/2016	2,200,000	2,387,000

				17,717,683

Household Durables: 0.01%
Sealy Corporation††	10.88	04/15/2016	66,000	73,755

Media: 4.03%
Cablevision Systems Corporation	8.63	09/15/2017	1,310,000	1,447,550
CCH II Capital LLC	13.50	11/30/2016	7,535,929	8,892,396
Charter Communications Incorporated Step Bond††	10.88	09/15/2014	5,140,000	5,666,850
Cinemark USA Incorporated††	7.38	06/15/2021	775,000	775,000
Cinemark USA Incorporated	8.63	06/15/2019	250,000	273,125
CSC Holdings LLC	7.88	02/15/2018	600,000	658,500
CSC Holdings LLC	8.50	04/15/2014	400,000	446,000
DISH DBS Corporation	7.88	09/01/2019	480,000	527,400
EchoStar DBS Corporation	6.63	10/01/2014	1,000,000	1,066,250
EchoStar DBS Corporation	7.13	02/01/2016	125,000	133,438
EchoStar DBS Corporation	7.75	05/31/2015	350,000	382,813
Gray Television Incorporated	10.50	06/29/2015	675,000	700,313
Interactive Data Corporation	10.25	08/01/2018	1,250,000	1,393,750
Lamar Media Corporation Series C	9.75	04/01/2014	375,000	433,594
LIN Television Corporation	8.38	04/15/2018	775,000	827,313
Regal Cinemas Corporation	8.63	07/15/2019	2,475,000	2,660,625
Salem Communications Corporation	9.63	12/15/2016	1,456,000	1,543,360
Sirius XM Radio Incorporated††	13.00	08/01/2014	425,000	498,313

				28,326,590

Multiline Retail: 0.08%
Saks Incorporated	9.88	10/01/2011	585,000	591,636

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Specialty Retail: 0.35%
Gap Incorporated	5.95%	04/12/2021	$600,000	$592,217
Limited Brands Incorporated	6.63	04/01/2021	50,000	51,750
Radioshack Corporporation††	6.75	05/15/2019	650,000	632,125
Rent-A-Center Incorporated	6.63	11/15/2020	375,000	379,688
Toys R Us Property Company LLC	8.50	12/01/2017	780,000	834,600

				2,490,380

Textiles, Apparel & Luxury Goods: 0.30%
Oxford Industries Incorporated	11.38	07/15/2015	1,865,000	2,109,781

Consumer Staples: 0.76%

Beverages: 0.26%
Anheuser-Busch InBev SA	6.88	11/15/2019	1,475,000	1,852,171

Food Products: 0.50%
Darling International Incorporated	8.50	12/15/2018	125,000	137,656
Dole Food Company Incorporated	13.88	03/15/2014	1,452,000	1,742,400
Smithfield Foods Incorporated	10.00	07/15/2014	1,370,000	1,601,188

				3,481,244

Energy: 7.90%

Energy Equipment & Services: 1.61%
Bristow Group Incorporated	7.50	09/15/2017	985,000	1,031,788
Cleaver-Brooks Incorporated††	12.25	05/01/2016	630,000	648,900
GulfMark Offshore Incorporated	7.75	07/15/2014	1,625,000	1,639,219
Hornbeck Offshore Services Incorporated Series B	6.13	12/01/2014	2,345,000	2,345,000
Hornbeck Offshore Services Incorporated Series B	8.00	09/01/2017	2,230,000	2,280,175
Oil States International Incorporated††	6.50	06/01/2019	325,000	331,500
Parker Drilling Company	9.13	04/01/2018	460,000	489,900
PHI Incorporated	8.63	10/15/2018	2,475,000	2,536,875

				11,303,357

Oil, Gas & Consumable Fuels: 6.29%
Chesapeake Energy Corporation	9.50	02/15/2015	2,250,000	2,643,750
Cloud Peak Energy Resources Incorporated	8.25	12/15/2017	125,000	133,750
Cloud Peak Energy Resources Incorporated	8.50	12/15/2019	225,000	243,281
Coffeyville Resources LLC††	9.00	04/01/2015	932,000	1,013,550
Coffeyville Resources LLC††	10.88	04/01/2017	1,350,000	1,549,125
Consol Energy Incorporated	8.25	04/01/2020	825,000	917,813
Denbury Resources Incorporated	6.38	08/15/2021	350,000	360,500
Denbury Resources Incorporated	8.25	02/15/2020	425,000	469,625
El Paso Corporation	6.50	09/15/2020	445,000	495,156
El Paso Corporation	6.88	06/15/2014	175,000	195,505
El Paso Corporation	7.00	06/15/2017	175,000	202,716
El Paso Corporation	7.25	06/01/2018	1,610,000	1,867,861
El Paso Corporation	7.42	02/15/2037	800,000	933,920
El Paso Corporation	7.80	08/01/2031	1,850,000	2,191,806
Energy Transfer Equity LP	7.50	10/15/2020	3,100,000	3,317,000
Ferrellgas Finance Corporation	6.50	05/01/2021	600,000	579,000
Ferrellgas Finance Corporation	9.13	10/01/2017	2,325,000	2,493,563
Forest Oil Corporation	7.25	06/15/2019	1,345,000	1,398,800
Forest Oil Corporation	8.50	02/15/2014	535,000	581,813
Hilcorp Energy Company††	7.75	11/01/2015	500,000	516,250
Holly Corporation	9.88	06/15/2017	1,895,000	2,127,138
Inergy Holdings LP††	6.88	08/01/2021	575,000	577,875
Inergy Holdings LP	7.00	10/01/2018	500,000	510,000
Peabody Energy Corporation	7.88	11/01/2026	3,435,000	3,890,138

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Petrohawk Energy Corporation	7.88%	06/01/2015	$790,000	$855,175
Petrohawk Energy Corporation	10.50	08/01/2014	495,000	563,063
Pioneer Natural Resources Company	7.50	01/15/2020	1,220,000	1,405,538
Plains Exploration & Production Company	8.63	10/15/2019	2,885,000	3,209,563
Regency Energy Partners	6.88	12/01/2018	250,000	265,000
Sabine Pass LNG LP	7.25	11/30/2013	2,265,000	2,315,963
Sabine Pass LNG LP	7.50	11/30/2016	2,625,000	2,703,750
SandRidge Energy Incorporated	8.75	01/15/2020	940,000	1,031,650
Stallion Oilfield Holdings Incorporated	10.50	02/15/2015	508,000	568,960
Susser Holdings LLC	8.50	05/15/2016	975,000	1,040,813
Tesoro Corporation	9.75	06/01/2019	945,000	1,072,575

				44,241,985

Financials: 13.32%

Capital Markets: 0.81%
E*TRADE Financial Corporation¥	12.50	11/30/2017	4,291,000	5,127,745
Oppenheimer Holdings Incorporated††	8.75	04/15/2018	550,000	576,125

				5,703,870

Commercial Banks: 1.75%
CapitalSource Incorporated††	12.75	07/15/2014	1,925,000	2,324,438
CIT Group Incorporated††	5.25	04/01/2014	150,000	150,375
CIT Group Incorporated††	6.63	04/01/2018	50,000	52,750
CIT Group Incorporated	7.00	05/01/2014	888,225	894,887
CIT Group Incorporated	7.00	05/01/2015	738	740
CIT Group Incorporated††	7.00	05/04/2015	1,472,000	1,475,680
CIT Group Incorporated	7.00	05/01/2016	2,404,562	2,410,573
CIT Group Incorporated	7.00	05/01/2017	2,325,000	2,330,813
Emigrant Bancorp Incorporated††(i)	6.25	06/15/2014	2,925,000	2,650,778

				12,291,034

Consumer Finance: 7.43%
American General Finance Corporation	5.40	12/01/2015	1,600,000	1,480,000
American General Finance Corporation	5.75	09/15/2016	1,075,000	989,000
American General Finance Corporation	6.50	09/15/2017	150,000	136,500
Calpine Construction Finance Corporation††	7.25	10/15/2017	4,800,000	4,920,000
Calpine Construction Finance Corporation††	8.00	06/01/2016	1,375,000	1,485,000
Clearwire Communications Finance Corporation††	12.00	12/01/2015	940,000	956,450
Clearwire Communications Finance Corporation††	12.00	12/01/2015	1,450,000	1,480,813
Dunkin Finance Corporation††	9.63	12/01/2018	420,000	423,671
Ford Motor Credit Company LLC	9.88	08/10/2011	2,815,000	2,818,930
Frensenius Medical Care US Finance Company††	5.75	02/15/2021	75,000	74,063
General Electric Capital Corporation	7.63	12/10/2014	2,000,000	1,888,598
General Motors Financial Company Incorporated††	6.75	06/01/2018	900,000	918,000
GMAC LLC	6.75	12/01/2014	1,298,000	1,362,900
GMAC LLC	6.88	09/15/2011	59,000	59,354
GMAC LLC	6.88	08/28/2012	1,244,000	1,281,320
GMAC LLC	7.50	12/31/2013	3,620,000	3,837,200
Homer City Funding LLC	8.73	10/01/2026	1,287,964	1,180,097
International Lease Finance Corporation	6.38	03/25/2013	460,000	477,250
International Lease Finance Corporation	8.63	09/15/2015	900,000	992,250
JBS USA Finance Incorporated	11.63	05/01/2014	3,745,000	4,325,475
LBI Escrow Corporation††	8.00	11/01/2017	2,267,000	2,561,710
Level 3 Financing Incorporated	10.00	02/01/2018	2,010,000	2,165,775
Local TV Finance LLC††¥	9.25	06/15/2015	1,200,000	1,197,000
Nielsen Finance LLC Company††	7.75	10/15/2018	4,750,000	5,035,000
Nielsen Finance LLC Company	11.50	05/01/2016	601,000	698,663
Springleaf Finance Corporation	6.90	12/15/2017	1,975,000	1,849,094

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Consumer Finance (continued)
Sprint Capital Corporation	6.88%	11/15/2028	$5,985,000	$5,685,750
Sprint Capital Corporation	8.38	03/15/2012	1,895,000	1,966,063

				52,245,926

Diversified Financial Services: 1.38%
Ally Financial Incorporated	8.30	02/12/2015	2,055,000	2,250,225
Leucadia National Corporation	8.13	09/15/2015	2,655,000	2,920,500
Nuveen Investments Incorporated	5.50	09/15/2015	2,950,000	2,632,875
Nuveen Investments Incorporated††	10.50	11/15/2015	1,000,000	1,032,500
Nuveen Investments Incorporated	10.50	11/15/2015	875,000	912,188

				9,748,288

Insurance: 0.48%
Hub International Holdings Incorporated††	10.25	06/15/2015	3,375,000	3,375,000

REIT: 1.47%
Dupont Fabros Technology Incorporated	8.50	12/15/2017	5,560,000	6,088,200
Host Hotels & Resorts LP	9.00	05/15/2017	235,000	263,494
Medical Properties Trust Incorporated††	6.88	05/01/2021	775,000	759,500
Omega Healthcare Investors Incorporated	6.75	10/15/2022	1,775,000	1,806,063
Omega Healthcare Investors Incorporated	7.00	01/15/2016	500,000	517,500
Ventas Incorporated	9.00	05/01/2012	859,000	905,056

				10,339,813

Health Care: 2.70%

Health Care Equipment & Supplies: 0.52%
Biomet Incorporated¥	10.38	10/15/2017	540,000	588,600
Biomet Incorporated	11.63	10/15/2017	2,200,000	2,422,750
Fresenius Medical Care Finance III SA	6.88	07/15/2017	625,000	668,750

				3,680,100

Health Care Providers & Services: 2.05%
Apria Healthcare Group Incorporated	11.25	11/01/2014	1,090,000	1,117,250
Aviv Healthcare Properties LP††	7.75	02/15/2019	1,025,000	1,044,219
Centene Corporation	5.75	06/01/2017	1,000,000	995,000
Community Health Systems Incorporated	8.88	07/15/2015	700,000	723,625
HCA Incorporated	6.50	02/15/2020	1,225,000	1,243,375
HCA Incorporated	7.50	02/15/2022	1,000,000	1,015,000
HCA Incorporated	8.50	04/15/2019	375,000	413,438
HCA Incorporated	9.25	11/15/2016	2,945,000	3,141,947
HCA Incorporated¥	9.63	11/15/2016	2,181,000	2,333,670
Health Management plc	6.13	04/15/2016	175,000	181,125
Healthsouth Corporation	7.25	10/01/2018	400,000	419,000
Healthsouth Corporation	7.75	09/15/2022	400,000	426,000
Sabra Health Care LP	8.13	11/01/2018	1,350,000	1,365,188

				14,418,837

Pharmaceuticals: 0.13%
Mylan Incorporated††	6.00	11/15/2018	300,000	306,750
Mylan Incorporated††	7.63	07/15/2017	375,000	411,563
Mylan Incorporated††	7.88	07/15/2020	150,000	166,500

				884,813

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Industrials: 3.67%

Aerospace & Defense: 1.30%
Alliant Techsystems Incorporated	6.75%	04/01/2016	$1,980,000	$2,034,450
Digitalglobe Incorporated	10.50	05/01/2014	340,000	375,700
GenCorp Incorporated	9.50	08/15/2013	475,000	475,000
GeoEye Incorporated	9.63	10/01/2015	485,000	554,113
Hexcel Corporation	6.75	02/01/2015	480,000	490,200
Huntington Ingalls Industries Incorporated††	6.88	03/15/2018	350,000	360,500
Huntington Ingalls Industries Incorporated††	7.13	03/15/2021	125,000	129,063
Kratos Defense & Security Solutions Incorporated	10.00	06/01/2017	1,140,000	1,216,950
L-3 Communications Holdings Incorporated	6.38	10/15/2015	2,784,000	2,857,080
Wyle Services Corporation††	10.50	04/01/2018	635,000	678,656

				9,171,712

Commercial Services & Supplies: 1.44%
Casella Waste Systems Incorporated	11.00	07/15/2014	1,945,000	2,158,950
Corrections Corporation of America	6.25	03/15/2013	565,000	565,706
Corrections Corporation of America	7.75	06/01/2017	1,270,000	1,379,538
Geo Group Incorporated	7.75	10/15/2017	1,450,000	1,551,500
Interface Incorporated	7.63	12/01/2018	125,000	133,125
Iron Mountain Incorporated	6.75	10/15/2018	250,000	348,448
Iron Mountain Incorporated	8.38	08/15/2021	1,385,000	1,481,950
KAR Holdings Incorporated±	4.27	05/01/2014	1,150,000	1,127,000
NCO Group Incorporated	11.88	11/15/2014	1,425,000	1,360,875

				10,107,092

Machinery: 0.50%
Columbus McKinnon Corporation	7.88	02/01/2019	725,000	750,375
CPM Holdings Incorporated	10.88	09/01/2014	1,315,000	1,420,200
Dresser Rand Group Incorporated††	6.50	05/01/2021	925,000	952,750
Titan International Incorporated††	7.88	10/01/2017	375,000	399,375

				3,522,700

Professional Services: 0.06%
CDRT Merger Sub Incorporated††	8.13	06/01/2019	425,000	425,000

Road & Rail: 0.29%
Kansas City Southern	8.00	06/01/2015	55,000	59,125
Kansas City Southern	13.00	12/15/2013	349,000	406,585
RailAmerica Incorporated	9.25	07/01/2017	1,425,000	1,567,500

				2,033,210

Transportation Infrastructure: 0.08%
United Maritime Group	11.75	06/15/2015	520,000	543,400

Information Technology: 4.01%

Communications Equipment: 0.35%
Allbritton Communications Company	8.00	05/15/2018	1,275,000	1,310,063
Lucent Technologies Incorporated	6.45	03/15/2029	1,285,000	1,159,713

				2,469,776

Computers & Peripherals: 0.18%
Intcomex Incorporated	13.25	12/15/2014	1,240,000	1,274,100

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Electronic Equipment & Instruments: 1.71%
GCI Incorporated††	6.75%	06/01/2021	$575,000	$583,625
GCI Incorporated	8.63	11/15/2019	2,125,000	2,337,500
Jabil Circuit Incorporated	8.25	03/15/2018	5,275,000	6,053,063
Kemet Corporation	10.50	05/01/2018	1,485,000	1,644,638
Viasystem Group Incorporated††	12.00	01/15/2015	1,285,000	1,410,288

				12,029,114

Internet Software & Services: 0.18%
Equinix Incorporated	7.00	07/15/2021	75,000	78,000
Equinix Incorporated	8.13	03/01/2018	1,085,000	1,193,500

				1,271,500

IT Services: 1.42%
Fidelity National Information Services	7.88	07/15/2020	900,000	960,750
First Data Corporation	11.25	03/31/2016	3,275,000	3,225,875
SunGard Data Systems Incorporated	7.38	11/15/2018	525,000	532,875
SunGard Data Systems Incorporated	7.63	11/15/2020	250,000	254,375
SunGard Data Systems Incorporated	10.25	08/15/2015	3,455,000	3,584,563
Unisys Corporation	12.50	01/15/2016	460,000	503,700
Unisys Corporation††	12.75	10/15/2014	434,000	503,440
Unisys Corporation††	14.25	09/15/2015	332,000	391,760

				9,957,338

Semiconductors & Semiconductor Equipment: 0.14%
Advanced Micro Devices Incorporated	5.75	08/15/2012	975,000	992,063

Software: 0.03%
Audatex North American Incorporated††	6.75	06/15/2018	225,000	231,188

Materials: 2.80%

Chemicals: 1.80%
Huntsman International LLC	5.50	06/30/2016	1,260,000	1,247,400
Lyondell Chemical Company	11.00	05/01/2018	8,981,938	10,172,045
Rockwood Specialties Group Incorporated	7.63	11/15/2014	340,000	489,767
Solutia Incorporated	7.88	03/15/2020	670,000	730,300

				12,639,512

Containers & Packaging: 0.32%
Crown Americas LLC	7.63	05/15/2017	450,000	487,125
Graham Packaging Company	8.25	01/01/2017	95,000	100,463
Graham Packaging Company	9.88	10/15/2014	1,450,000	1,486,250
Owens Brockway Glass Container Incorporated	7.38	05/15/2016	175,000	191,188

				2,265,026

Metals & Mining: 0.39%
Freeport-McMoRan Copper & Gold Incorporated	8.38	04/01/2017	2,485,000	2,714,863
Indalex Holdings Corporation(s)	11.50	02/01/2014	3,170,000	47,550

				2,762,413

Paper & Forest Products: 0.29%
Clearwater Paper Corporation	10.63	06/15/2016	545,000	614,488
Georgia Pacific Corporation	8.88	05/15/2031	1,080,000	1,402,411

				2,016,899

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Telecommunication Services: 5.04%

Diversified Telecommunication Services: 2.43%
Citizens Communications Company	7.88%	01/15/2027	$4,155,000	$4,040,738
Frontier Communications Corporation	8.13	10/01/2018	845,000	927,388
Frontier Communications Corporation	8.25	05/01/2014	200,000	219,000
Frontier Communications Corporation	8.25	04/15/2017	1,965,000	2,156,588
Frontier Communications Corporation	8.50	04/15/2020	525,000	576,188
Intelsat Jackson Holdings Limited	8.50	11/01/2019	850,000	909,500
Qwest Corporation	7.13	11/15/2043	795,000	769,163
Qwest Corporation	7.25	09/15/2025	1,040,000	1,089,400
Qwest Corporation	7.50	06/15/2023	1,370,000	1,366,575
Qwest Corporation	7.63	08/03/2021	230,000	258,023
Qwest Corporation	8.88	03/15/2012	1,370,000	1,431,650
SBA Telecommunications Incorporated	8.00	08/15/2016	700,000	748,125
SBA Telecommunications Incorporated	8.25	08/15/2019	100,000	108,000
Windstream Corporation	7.88	11/01/2017	2,330,000	2,490,188

				17,090,526

Wireless Telecommunication Services: 2.61%
CCO Holdings LLC††	7.75	05/01/2017	325,000	355,469
CCO Holdings LLC	8.13	04/30/2020	450,000	493,875
Cricket Communications Incorporated	7.75	05/15/2016	1,905,000	2,031,206
Crown Castle International Corporation	7.13	11/01/2019	75,000	79,969
Crown Castle International Corporation	9.00	01/15/2015	325,000	355,875
iPCS Incorporated¥	3.52	05/01/2014	1,357,019	1,302,738
MetroPCS Communications Incorporated	6.63	11/15/2020	1,875,000	1,879,688
MetroPCS Communications Incorporated	7.88	09/01/2018	775,000	824,406
Sprint Nextel Corporation	6.90	05/01/2019	1,055,000	1,078,738
Sprint Nextel Corporation Series D	7.38	08/01/2015	4,085,000	4,085,000
Sprint Nextel Corporation Series F	5.95	03/15/2014	2,335,000	2,342,297
Syniverse Holdings Incorporated††	9.13	01/15/2019	3,375,000	3,531,094

				18,360,355

Utilities: 3.87%

Electric Utilities: 1.56%
Aquila Incorporated Step Bond	11.88	07/01/2012	6,545,000	7,178,988
Energy Future Holdings Corporation¥	12.00	11/01/2017	958,730	824,508
Ipalco Enterprises Incorporated††	5.00	05/01/2018	900,000	894,189
Otter Tail Corporation	9.00	12/15/2016	1,835,000	2,032,263
PNM Resources Incorporated	9.25	05/15/2015	15,000	16,800

				10,946,748

Gas Utilities: 0.49%
AmeriGas Partners LP	6.25	08/20/2019	2,400,000	2,406,000
AmeriGas Partners LP	6.50	05/20/2021	475,000	486,875
AmeriGas Partners LP	7.13	05/20/2016	275,000	285,656
Suburban Propane Partners LP	7.38	03/15/2020	275,000	293,563

				3,472,094

Independent Power Producers & Energy Traders: 1.82%
Dynegy Holdings Incorporated	7.63	10/15/2026	2,165,000	1,407,250
Mirant Mid-Atlantic LLC Series C	10.06	12/30/2028	3,614,632	4,030,315
NRG Energy Incorporated	7.38	01/15/2017	3,475,000	3,644,406
NRG Energy Incorporated	8.50	06/15/2019	1,615,000	1,679,600
Reliant Energy Incorporated	7.63	06/15/2014	450,000	468,000
Reliant Energy Incorporated	9.24	07/02/2017	1,071,656	1,157,388

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Independent Power Producers & Energy Traders (continued)
Reliant Energy Incorporated	9.68%	07/02/2026	$410,000	$438,700

				12,825,659

Total Corporate Bonds and Notes (Cost $357,069,659)				380,262,913

Foreign Corporate Bonds@: 11.28%

Consumer Discretionary: 0.37%

Hotels, Restaurants & Leisure: 0.23%
Casino Guichard Perrachon SA (EUR)	4.73	05/26/2021	900,000	1,305,389
R&R Ice Cream plc(i) (EUR)	8.38	11/15/2017	200,000	277,322

				1,582,711

Media: 0.14%
UPC Holding BV (EUR)	9.63	12/01/2019	470,000	725,993
Ziggo Bond Company BV††(i) (EUR)	8.00	05/15/2018	200,000	293,846

				1,019,839

Consumer Staples: 0.49%

Tobacco: 0.49%
British American Tobacco Finance plc (EUR)	5.38	06/29/2017	1,100,000	1,749,466
Imperial Tobacco Group plc (EUR)	8.38	02/17/2016	1,000,000	1,719,816

				3,469,282

Financials: 8.48%

Commercial Banks: 6.39%
Bank Nederlandse Gemeenten (EUR)	3.88	11/04/2019	1,200,000	1,797,532
Bayerische Landesbank (EUR)	1.88	06/30/2014	2,300,000	3,286,434
BNP Paribas SA (EUR)	3.50	03/07/2016	1,450,000	2,100,597
Eurofima (AUD)	6.25	12/28/2018	2,450,000	2,769,142
European Investment Bank (EUR)	3.13	04/15/2014	1,900,000	2,818,018
European Investment Bank (EUR)	3.13	03/03/2017	2,330,000	3,422,387
European Investment Bank (EUR)	4.25	10/15/2014	2,300,000	3,529,616
European Investment Bank (AUD)	6.13	01/23/2017	6,930,000	7,832,176
Instituto de Credito Oficial (EUR)	4.38	05/23/2012	1,800,000	2,594,543
International Bank for Reconstruction & Development (AUD)	5.75	10/01/2020	950,000	1,046,617
KfW Bankengruppe (EUR)	3.88	01/21/2019	910,000	1,387,674
KfW Bankengruppe (AUD)	6.25	12/04/2019	1,225,000	1,383,669
KfW Bankengruppe (NZD)	6.38	02/17/2015	4,819,000	4,469,121
Landesbank Baten-Wurttemberg (EUR)	1.75	01/17/2014	2,300,000	3,288,684
Rabobank Nederland (EUR)	4.25	01/16/2017	2,150,000	3,248,088

				44,974,298

Consumer Finance: 0.20%
Fiat Industrial SpA (EUR)	6.25	03/09/2018	400,000	557,517
Virgin Media Finance plc (GBP)	8.88	10/15/2019	300,000	544,195
Wind Acquisition Finance SpA (EUR)	11.75	07/15/2017	200,000	316,836

				1,418,548

Insurance: 0.06%
Towergate Finance plc†† (GBP)	8.50	02/15/2018	250,000	406,259

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Thrifts & Mortgage Finance: 1.83%
Dexia Kommunalbank AG (EUR)	3.50%	06/05/2014	4,000,000	$5,901,248
Eurohypo AG (EUR)	3.75	03/24/2014	4,000,000	5,952,068
Nationwide Building Society (EUR)	3.75	01/20/2015	700,000	1,003,386

				12,856,702

Health Care: 0.13%

Pharmaceuticals: 0.13%
Pfizer Incorporated (EUR)	4.75	06/03/2016	600,000	933,059

Industrials: 0.46%

Building Products: 0.08%
Heidelbergcement AG (EUR)	8.50	10/31/2019	330,000	522,187

Commercial Services & Supplies: 0.08%
Exova†† (GBP)	10.50	10/15/2018	350,000	580,253

Machinery: 0.05%
Savcio Holdings Limited (EUR)	8.00	02/15/2013	250,000	355,633

Trading Companies & Distributors: 0.04%
Rexel SA (EUR)	8.25	12/15/2016	200,000	307,496

Transportation Infrastructure: 0.21%
BAA Funding Limited (EUR)	4.60	02/15/2018	1,000,000	1,479,676

Materials: 0.33%

Chemicals: 0.04%
Styrolution Group GmbH†† (EUR)	7.63	05/15/2016	200,000	277,322

Containers & Packaging: 0.08%
Ardagh Glass Finance plc (EUR)	8.75	02/01/2020	400,000	563,265

Metals & Mining: 0.10%
New World Resources NV (EUR)	7.38	05/15/2015	500,000	727,430

Paper & Forest Products: 0.11%
Smurfit Kappa Funding plc (EUR)	7.25	11/15/2017	400,000	580,507
Smurfit Kappa Funding plc (EUR)	7.75	11/15/2019	120,000	175,876

				756,383

Telecommunication Services: 0.42%

Diversified Telecommunication Services: 0.42%
Deutsche Telekom International Finance (EUR)	4.25	07/13/2022	1,250,000	1,787,262
Telstra Corporation Limited (EUR)	4.75	03/21/2017	725,000	1,121,821

				2,909,083

Utilities: 0.60%

Multi-Utilities: 0.52%
National Grid plc (EUR)	4.38	03/10/2020	1,225,000	1,833,760
Veolia Environnement SA (EUR)	4.00	02/12/2016	1,200,000	1,790,854

				3,624,614

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Water Utilities: 0.08%
Zinc Capital SA†† (EUR)	8.88%	05/15/2018	400,000	$569,012

Total Foreign Corporate Bonds (Cost $72,836,612)				79,333,052

Foreign Government Bonds@: 20.35%
Australia Series 124 (AUD)	5.75	05/15/2021	2,750,000	3,240,155
Australia Series 25CI (AUD)	3.17	09/20/2025	6,650,000	8,543,059
Brazil (BRL)	12.50	01/05/2022	8,500,000	7,015,508
Caisse d’Amortissement de la Dette Sociale (EUR)	3.38	04/25/2021	1,125,000	1,610,901
Caisse d’Amortissement de la Dette Sociale (EUR)	4.25	04/25/2020	700,000	1,077,633
Canada (CAD)	2.50	09/01/2013	6,400,000	6,845,779
Canada†† (CAD)	3.35	12/15/2020	4,650,000	4,967,949
Czech Republic (CZK)	5.00	04/11/2019	101,850,000	6,613,777
Denmark (DKK)	4.00	11/15/2017	55,475,000	11,818,988
France (EUR)	2.00	07/12/2015	2,120,000	3,043,790
France (EUR)	2.25	02/25/2016	1,840,000	2,649,182
France (EUR)	2.50	10/25/2020	6,950,000	9,513,192
France (EUR)	3.50	04/25/2020	3,000,000	4,470,452
Germany (EUR)	3.50	04/12/2013	4,800,000	7,164,863
Hungary (HUF)	5.50	02/12/2016	325,000,000	1,630,058
Hungary (HUF)	6.75	02/24/2017	970,000,000	5,079,441
Korea (KRW)	5.25	09/10/2015	2,850,000,000	2,826,163
Korea (KRW)	5.25	03/10/2027	3,830,000,000	4,024,156
Mexico (MXN)	8.50	11/18/2038	77,900,000	7,189,322
Netherlands†† (EUR)	2.50	01/15/2017	900,000	1,310,344
New Zealand (NZD)	6.00	12/15/2017	6,705,000	6,347,730
Norway (NOK)	3.75	05/25/2021	30,000,000	5,965,594
Norway (NOK)	4.25	05/19/2017	28,730,000	5,835,712
Poland (PLN)	5.50	04/25/2015	16,950,000	6,176,083
Slovenia (EUR)	4.63	09/09/2024	1,425,000	1,901,384
South Africa (ZAR)	6.75	03/31/2021	33,970,000	4,545,916
Sweden (SEK)	4.50	08/12/2015	67,650,000	11,735,577

Total Foreign Government Bonds (Cost $130,650,995)				143,142,708

Non-Agency Mortgage Backed Securities: 1.76%
American Home Mortgage Assets Series 2006-2 Class 1A1±	1.22	09/25/2046	$4,377,610	2,160,670
Banc of America Commercial Mortgage Incorporated Series 2006-03 Class AM	5.88	07/10/2044	1,340,000	1,325,794
Greenwich Capital Commercial Funding Corporation Series 2006-GG7 Class AM	5.88	07/10/2038	1,820,000	1,868,356
Lehman XS Trust Series 2006-18N Class A5A±(i)	0.36	12/25/2036	3,570,000	1,405,991
Morgan Stanley Capital I Trust Series 2006-IQ12 Class AM	5.37	12/15/2043	1,866,000	1,809,651
Morgan Stanley Capital I Trust Series 2006-IQ12 Class AMFX	5.37	12/15/2043	810,000	789,118
NCUA Guaranteed Notes Series 2011-C1 Class 1A±	0.52	02/28/2020	1,796,573	1,796,573
Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class AM(l)	5.47	01/15/2045	1,220,000	1,264,195

Total Non-Agency Mortgage Backed Securities (Cost $12,971,117)				12,420,348

	Dividend Yield		Shares

Preferred Stocks: 0.10%

Financials: 0.10%

Diversified Financial Services: 0.10%
GMAC Capital Trust I	8.13		27,000	689,310

Total Preferred Stocks (Cost $675,000)				689,310

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Term Loans: 5.98%
Advantage Sales & Marketing LLC	9.25%	06/18/2018	$475,000	$480,543
Barrington Broadcasting Company	4.50	08/12/2013	920,011	903,340
Capital Automotive LP	5.00	03/10/2017	3,935,078	3,931,142
CCM Merger Incorporated<	7.00	03/01/2017	3,444,064	3,476,782
Coinmach Corporation	3.25	11/20/2014	2,971,778	2,833,709
Fairpoint Communications Incorporated	6.50	01/22/2016	3,532,230	3,121,608
Federal Mogul Corporation	2.13	12/29/2014	458,760	436,069
Federal Mogul Corporation	2.13	12/28/2015	417,312	396,672
First Data Corporation	2.94	09/24/2014	916,226	852,219
First Data Corporation	2.94	09/24/2014	1,408,988	1,310,556
First Data Corporation	2.94	09/24/2014	3,094,510	2,878,328
Gray Television Incorporated	3.69	12/31/2014	976,416	954,036
HHI Holdings LLC	7.00	03/21/2017	947,625	947,625
Level 3 Financing Incorporated	2.48	03/13/2014	700,000	673,925
Local TV Finance LLC	2.19	05/07/2013	1,424,159	1,384,739
Merisant Company(i)	7.50	01/08/2014	928,138	914,216
NCO Group Incorporated	7.82	11/15/2013	1,154,528	1,149,980
Newsday LLC	10.50	08/01/2013	2,755,000	2,897,929
Panolam Industries International Incorporated(i)	8.25	12/31/2013	226,715	207,657
Springleaf Finance Corporation	5.50	05/05/2017	700,000	682,500
Texas Competitive Electric Holding LLC<	3.69	10/10/2014	12,746,983	9,987,771
Texas Competitive Electric Holding LLC	4.73	10/10/2017	1,550,000	1,154,192
Web Service Company LLC	7.00	08/28/2014	460,542	459,009

Total Term Loans (Cost $42,822,500)				42,034,547

Yankee Corporate Bonds and Notes: 5.56%

Consumer Discretionary: 0.12%

Media: 0.12%
Videotron Limited	9.13	04/15/2018	775,000	870,906

Energy: 1.42%

Oil, Gas & Consumable Fuels: 1.42%
Griffin Coal Mining Company Limited(s)	9.50	12/01/2016	333,446	313,856
Griffin Coal Mining Company Limited††(s)	9.50	12/31/2049	4,078,569	3,838,953
Petroplus Finance Limited	5.75	01/20/2020	1,650,000	1,809,872
Ship Finance International Limited	8.50	12/15/2013	4,020,000	4,045,125

				10,007,806

Financials: 1.37%

Capital Markets: 0.05%
Mubadala Development Company††	5.50	04/20/2021	360,000	375,440

Commercial Banks: 0.56%
Banco De Credito Del Peru††	4.75	03/16/2016	1,600,000	1,626,000
Lloyds TSB Bank plc	6.38	01/21/2021	1,100,000	1,160,466
Royal Bank of Scotland Group plc	6.13	01/11/2021	1,100,000	1,152,689

				3,939,155

Consumer Finance: 0.63%
Sable International Finance Limited	7.75	02/15/2017	350,000	350,000
Wind Acquisition Finance SpA††	11.75	07/15/2017	3,660,000	4,058,025

				4,408,025

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Diversified Financial Services: 0.13%
IPIC GMTN Limited††	5.00%	11/15/2020	$900,000	$906,750
Preferred Term Securities XII Limited(i)(s)	1.87	12/24/2033	635,000	191

				906,941

Industrials: 0.05%

Road & Rail: 0.05%
Transnet Limited††	4.50	02/10/2016	300,000	315,518

Information Technology: 0.38%

Computers & Peripherals: 0.38%
Seagate Technology HDD Holdings	6.80	10/01/2016	650,000	689,000
Seagate Technology HDD Holdings††	6.88	05/01/2020	300,000	300,750
Seagate Technology HDD Holdings††	7.00	11/01/2021	375,000	378,750
Seagate Technology HDD Holdings††	7.75	12/15/2018	1,225,000	1,286,250

				2,654,750

Materials: 1.39%

Metals & Mining: 0.71%
Novelis Incorporated	7.25	02/15/2015	1,030,000	1,026,138
Novelis Incorporated	8.38	12/15/2017	500,000	544,375
Novelis Incorporated	8.75	12/15/2020	725,000	806,563
Teck Resources Limited	10.75	05/15/2019	2,050,000	2,608,625

				4,985,701

Paper & Forest Products: 0.68%
PE Paper Escrow GmbH††	12.00	08/01/2014	1,170,000	1,327,950
Sappi Limited††	7.50	06/15/2032	3,860,000	3,474,000

				4,801,950

Telecommunication Services: 0.67%

Diversified Telecommunication Services: 0.27%
Global Crossing Limited	12.00	09/15/2015	570,000	661,200
Intelsat Jackson Holdings SA††	7.25	04/01/2019	175,000	177,188
Intelsat Jackson Holdings SA††	7.50	04/01/2021	100,000	101,500
Intelsat Jackson Holdings SA	11.25	06/15/2016	275,000	292,875
Qtel International Finance Limited	4.75	02/16/2021	300,000	301,125
Vimpelcom Holdings††	7.50	03/01/2022	400,000	400,000

				1,933,888

Wireless Telecommunication Services: 0.40%
Digicel Group Limited††	12.00	04/01/2014	1,335,000	1,541,925
Telesat Canada Incorporated	11.00	11/01/2015	1,135,000	1,242,825

				2,784,750

Utilities: 0.16%

Electric Utilities: 0.16%
E.ON AG	5.80	04/30/2018	1,000,000	1,132,613

Total Yankee Corporate Bonds and Notes (Cost $34,518,634)				39,117,443

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

Security Name			Shares	Value
Investment Companies: 0.01%
Eaton Vance Limited Duration Income Trust			3,291	$53,216

Total Investment Companies (Cost $30,289)				53,216

		Yield

Short-Term Investments: 2.39%

Investment Companies: 2.39%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)##		0.02	16,827,332	16,827,332

Total Short-Term Investments (Cost $16,827,332)				16,827,332

Total Investments in Securities
(Cost $877,157,963)*	131.60%			925,629,442

Other Assets and Liabilities, Net	(31.60)			(222,237,328)

Total Net Assets	100.00%			$703,392,114

±	Variable rate investment.
¤	All or a portion of this security has been segregated as collateral for reverse repurchase agreements.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
†	Non-income earning security.
††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
(i)	Illiquid security
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
@	Foreign bond principal is denominated in local currency.
(l)	Investment in an affiliate. The total cost of affiliated investments is $17,879,582.
<	All or a portion of the position represents an unfunded loan commitment.
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.
*	Cost for federal income tax purposes is $879,701,253 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$54,826,892
Gross unrealized depreciation	(8,898,703)

Net unrealized appreciation	$45,928,189

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND

NOTES TO PORTFOLIO OF INVESTMENTS – July 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Multi-Sector Income Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment adviser to be creditworthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

As of July 31, 2011, the Fund had unfunded loan commitments of $1,464,688.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$535,359	$0	$0	$535,359
Preferred stocks	0	689,310	0	689,310
Investment companies	53,216	0	0	53,216

Agency securities	0	210,102,564	0	210,102,564

Convertible debenture	0	1,110,650	0	1,110,650

Corporate bonds and notes	0	374,636,510	5,626,403	380,262,913

Foreign corporate bonds	0	79,333,052	0	79,333,052

Foreign government bonds	0	143,142,708	0	143,142,708

Non-agency mortgage backed securities	0	10,623,775	1,796,573	12,420,348

Term loans	0	37,285,653	4,748,894	42,034,547

Yankee corporate bonds and notes	0	39,117,252	191	39,117,443

Short-term investments
Investment companies	16,827,332	0	0	16,827,332

	$17,415,907	$896,041,474	$12,172,061	$925,629,442

As of July 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward foreign currency contracts	$0	$1,678,845	$0	$1,678,845

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate bonds and notes	Foreign corporate bonds	Non- agency mortgage backed securities	Term loans	Yankee corporate bonds and notes	Common stock	Total
Balance as of October 31, 2010	$5,753,667	$560,823	$0	$0	$191	$0	$6,314,681
Accrued discounts (premiums)	1,760	0	0	407	0	0	2,167
Realized gains (losses)	(3,980)	0	0	17	0	0	(3,963)
Change in unrealized gains (losses)	29,546	19,430	0	6,701	0	0	55,677
Purchases	0	0	2,000,000	942,875	0	0	2,942,875
Sales	(154,590)	0	(203,427)	(2,375)	0	0	(360,392)
Transfers into Level 3	0	0	0	3,801,269	0	0	3,801,269
Transfers out of Level 3	0	(580,253)	0	0	0	0	(580,253)

Balance as of July 31, 2011	$5,626,403	$0	$1,796,573	$4,748,894	$191	$0	$12,172,061

Change in unrealized gains (losses) relating to securities still held at July 31, 2011	$34,068	$0	$0	$6,701	$0	$0	$40,769

Derivative transactions

During the nine months ended July 31, 2011, the Fund entered into forward foreign currency exchange contracts for hedging purposes.

At July 31, 2011, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange Date	Counterparty	Contracts to Receive	U.S. Value at July 31, 2011	In Exchange for U.S. $	Net Unrealized Gains
08/01/2011	State Street Bank	2,240,000 EUR	$3,218,654	$3,177,486	$41,168
08/02/2011	State Street Bank	1,800,000,000 JPY	23,381,178	22,011,079	1,370,099
08/02/2011	State Street Bank	390,000,000 JPY	5,065,922	4,811,488	254,434
10/11/2011	State Street Bank	2,170,000,000 JPY	28,210,663	27,945,191	265,472

Exchange Date	Counterparty	Contracts to Receive	U.S. Value at July 31, 2011	In Exchange For	U.S. Value at July 31, 2011	Net Unrealized Gains (Losses)
08/02/2011	State Street Bank	10,782,607 CAD	$11,285,370	883,958,114 JPY	$11,482,212	$(196,842)
08/02/2011	State Street Bank	933,836,250 JPY	12,130,107	10,875,000 CAD	11,382,071	748,036
08/10/2011	State Street Bank	4,854,006 EUR	6,973,515	1,300,000,000 HUF	6,919,987	53,528
08/10/2011	State Street Bank	7,228,312 EUR	10,384,565	57,700,000 NOK	10,711,218	(326,653)
08/10/2011	State Street Bank	394,270 EUR	566,428	3,100,000 NOK	575,473	(9,045)
08/18/2011	State Street Bank	506,514,960 JPY	6,580,810	17,640,000 PLN	6,329,167	251,643
09/21/2011	State Street Bank	4,289,026 GBP	7,036,525	555,000,000 JPY	7,213,680	(177,155)
09/21/2011	State Street Bank	746,001,800 JPY	9,696,249	5,800,000 GBP	9,515,410	180,839
10/13/2011	State Street Bank	980,000,000 JPY	12,740,543	14,659,028 NZD	12,816,859	(76,316)
10/14/2011	State Street Bank	698,827,500 JPY	9,085,231	6,300,000 EUR	9,036,561	48,670
10/25/2011	State Street Bank	1,489,593,000 JPY	19,367,755	17,800,000 AUD	19,351,149	16,606
11/02/2011	State Street Bank	923,639,400 JPY	12,010,119	11,300,000 CAD	11,802,306	207,813

Forward foreign currency contracts to sell:

Exchange Date	Counterparty	Contracts to Deliver	U.S. Value at July 31, 2011	In Exchange for U.S. $	Net Unrealized (Losses)
08/01/2011	State Street Bank	1,700,000 EUR	$2,442,729	$2,375,240	$(67,489)
08/02/2011	State Street Bank	130,000,000 JPY	1,688,641	1,591,226	(97,415)
08/02/2011	State Street Bank	2,168,955,596 JPY	28,173,743	27,916,283	(257,460)
08/24/2011	State Street Bank	30,275,000 ZAR	4,515,622	4,342,058	(173,564)
10/14/2011	State Street Bank	114,680,000 CZK	6,812,727	6,604,849	(207,878)
10/18/2011	State Street Bank	62,500,000 DKK	12,032,605	11,862,959	(169,646)

The Fund had average market values of $125,831,350 and $22,013,424 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the nine months ended July 31, 2011.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ABAG — Association of Bay Area Governments

ACB — Agricultural Credit Bank

ADR — American Depositary Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgages

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BART — Bay Area Rapid Transit

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAD — Canadian Dollar

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CDSC — Contingent Deferred Sales Charge

CGIC — Capital Guaranty Insurance Company

CGY — Capital Guaranty Corporation

CHF — Swiss Franc

CIFG — CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee

COP — Certificate of Participation

CP — Commercial Paper

CR — Custody Receipts

CTF — Common Trust Fund

DEM - Deutsche Mark

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETET — Eagle Tax-Exempt Trust

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Authority

FHAG — Federal Housing Agency

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRF - French Franc

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depositary Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUD — Housing & Urban Development

HUF — Hungarian Forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MFMR — Multi-Family Mortgage Revenue

MMD — Municipal Market Data

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NLG - Netherlands Guilder

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PSFG — Public School Fund Guaranty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SLMA — Student Loan Marketing Association

SPDR — Standard & Poor’s Depositary Receipts

STIT — Short-Term Investment Trust

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

USD — Unified School District

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Multi-Sector Income Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Multi-Sector Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Multi-Sector Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: September 28, 2011

By:	/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer

Date: September 28, 2011